Notes to the Balance Sheet - Summary of Common Stock (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Common Stock [Line Items]
Common Stock	€ 34,231,943	€ 32,890,046
Effect of Share Issuance	1,341,897
No-par value per share	€ 1
Conditional Capital 2016 III [Member]
Common Stock [Line Items]
Number of stock options excercised	4,345